UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Hoya Capital High Dividend Yield ETF
RIET (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital High Dividend Yield ETF	$50	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Commercial real estate markets continued to feel the effects of elevated borrowing costs during the fiscal period, though conditions improved modestly as the Federal Reserve began easing benchmark interest rates in September 2025. Property-level fundamentals and rental rate trends remained relatively steady across most major property sectors, but higher financing costs and tighter credit conditions continued to weigh on valuations of commercial real estate assets and kept transaction and development activity below historical averages.
Among the classification tiers, the Large-Cap REIT category was the leading contributor to the Fund’s performance during the period, reflecting relatively stronger balance sheets and capital market access compared to smaller peers in a higher-rate environment. The leading detractor was the Small-Cap REIT category, which remained more sensitive to elevated financing costs and macroeconomic uncertainty given the typically higher degree of financial and operational leverage among smaller REITs. Among property sectors, Net Lease and Senior Housing were the leading contributors to performance, while Office and Commercial Financing were the leading detractors.
The Fund seeks to maintain consistent monthly distributions. A portion of these distributions may constitute a return of capital, which is primarily a function of the nature of the Fund’s holdings—particularly REITs, which frequently classify a portion of their dividends as return of capital—as well as the timing difference between the Fund’s monthly distributions and the generally quarterly dividend payments received from portfolio holdings. RIET ended the period with an SEC yield of 9.14% and has paid a distribution in each month since inception.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hoya Capital High Dividend Yield ETF	PAGE 1	TSR-AR-26922B840

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/21/2021)
Hoya Capital High Dividend Yield ETF NAV	1.93	-0.51
S&P 500 TR	16.99	12.49
Dow Jones U.S. Real Estate Total Return Index	5.89	2.07
Visit https://www.hoyaetfs.com/riet for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$99,260,934
Number of Holdings	102
Net Advisory Fee	$460,362
Portfolio Turnover	36%
30-Day SEC Yield	9.14%
30-Day SEC Yield Unsubsidized	9.14%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.0%
AGNC Investment Corp.	2.5%
Rithm Capital Corp.	2.2%
Chimera Investment Corp.	2.2%
Annaly Capital Management, Inc.	2.1%
Global Net Lease, Inc.	2.0%
Adamas Trust, Inc.	2.0%
Two Harbors Investment Corp.	1.9%
National Storage Affiliates Trust	1.7%
Realty Income Corp.	1.7%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/riet.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital High Dividend Yield ETF	PAGE 2	TSR-AR-26922B840

Hoya Capital Housing ETF
HOMZ (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | February 28, 2026
This annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hoya Capital Housing ETF	$31	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Residential real estate markets continued to feel the effects of elevated borrowing costs during the fiscal period, though conditions improved modestly as the Federal Reserve began easing benchmark interest rates in September 2025. Mortgage rates remained well above their 21st-century average, which weighed on affordability and suppressed transaction activity, particularly in the market for existing homes. Even so, housing fundamentals proved resilient as historically limited supply, steady household formation, and solid labor market conditions helped support home prices and rental demand. As borrowing costs stabilized later in the period, housing markets showed modest stabilization across several segments of the residential real estate ecosystem.
Of the four Housing Industry Business Segments, the leading contributor during the period was Home Building and Construction, supported by persistent supply shortages in the existing home market that shifted demand toward new construction. The leading detractor was Residential REITs & Real Estate Operators, as higher financing costs remained a headwind for publicly traded residential real estate companies and weighed on valuations. HOMZ’s diversified investment strategy, which includes exposure to approximately 100 companies across the U.S. housing industry—including rental operators, homebuilders, and home improvement firms—helped mitigate sector-specific risks.
The Fund seeks to maintain consistent monthly distributions. A portion of these distributions may constitute a return of capital, which is primarily a function of the nature of the Fund’s holdings—particularly REITs, which frequently classify a portion of their dividends as return of capital—as well as the timing difference between the Fund’s monthly distributions and the generally quarterly dividend payments received from portfolio holdings. HOMZ ended the period with an SEC yield of 2.69% and increased its distribution by 8.3% in January 2026.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hoya Capital Housing ETF	PAGE 1	TSR-AR-26922A230

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/19/2019)
Hoya Capital Housing ETF NAV	5.36	8.56	12.20
S&P 500 TR	16.99	14.19	15.42
S&P MidCap 400 Total Return Index	17.24	9.10	11.25
Visit https://www.hoyaetfs.com/homz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$36,854,606
Number of Holdings	99
Net Advisory Fee	$106,218
Portfolio Turnover	12%
30-Day SEC Yield	2.69%
30-Day SEC Yield Unsubsidized	2.69%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Lowe’s Companies, Inc.	3.3%
Home Depot, Inc.	3.2%
Tri Pointe Homes, Inc.	2.0%
Toll Brothers, Inc.	1.7%
Extra Space Storage, Inc.	1.7%
PulteGroup, Inc.	1.6%
Public Storage	1.6%
CubeSmart	1.6%
DR Horton, Inc.	1.6%
M/I Homes, Inc.	1.6%
Industry Breakdown (% of Net Assets)

- Residential REITs & Real Estate Operators (28.0%)
- Homebuilders (16.0%)
- Home Building Products & Materials (15.9%)
- Home Furnishings & Home Goods (14.6%)
- Mortgage Lenders & Servicers (10.5%)
- Home Improvement Retailers (6.4%)
- Property, Title & Mortgage Insurance (5.0%)
- Real Estate Technology, Brokerage & Services (3.3%)
- Cash & Other (0.3%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/homz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital Housing ETF	PAGE 2	TSR-AR-26922A230

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2026	FYE 2/28/2025
(a) Audit Fees	$ 32,000	$ 31,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 9,000	$ 9,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2026	FYE 2/28/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2026	FYE 2/28/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hoya Capital High Dividend Yield ETF (Ticker: RIET)
Hoya Capital Housing ETF (Ticker: HOMZ)
Annual Financial Statements and Additional Information
February 28, 2026

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 89.9%
Dividend Champions - 12.1%
Apple Hospitality REIT, Inc.	120,458	$1,476,815
Healthpeak Properties, Inc.	79,334	1,402,625
Millrose Properties, Inc.	46,416	1,455,606
Omega Healthcare Investors, Inc.	31,423	1,516,788
Realty Income Corp.	24,976	1,673,392
Starwood Property Trust, Inc.	79,246	1,411,372
VICI Properties, Inc.	49,109	1,483,583
WP Carey, Inc.	21,085	1,573,995
		11,994,176
Large-Cap REITs - 18.6%
AGNC Investment Corp.	137,678	1,543,370
Alexandria Real Estate Equities, Inc.	27,806	1,502,636
Annaly Capital Management, Inc.	64,364	1,495,819
Blackstone Mortgage Trust, Inc. - Class A	75,084	1,442,364
Broadstone Net Lease, Inc.	77,340	1,499,623
EPR Properties	27,290	1,621,299
Gaming and Leisure Properties, Inc.	32,880	1,608,161
Lineage, Inc.	41,259	1,671,815
National Storage Affiliates Trust	49,126	1,720,392
NNN REIT, Inc.	34,561	1,566,304
Rithm Capital Corp.	128,316	1,289,576
Sabra Health Care REIT, Inc.	75,562	1,552,799
		18,514,158
Mid-Cap REITs - 30.9%(a)
AH Realty Trust, Inc.	180,592	1,128,700
Alexander’s, Inc.	5,453	1,279,383
American Assets Trust, Inc.	59,067	1,152,988
Americold Realty Trust, Inc.	109,085	1,460,648
Apollo Commercial Real Estate Finance, Inc.	113,909	1,207,435
Arbor Realty Trust, Inc.(b)	132,900	1,053,897
ARMOUR Residential REIT, Inc.(b)	68,165	1,223,562
BrightSpire Capital, Inc.	205,132	1,191,817
Dynex Capital, Inc.	83,938	1,177,650
Easterly Government Properties, Inc.	53,183	1,238,100
Ellington Financial, Inc.(b)	82,169	1,020,539
Franklin BSP Realty Trust, Inc.	113,118	1,032,767
Getty Realty Corporation	39,659	1,301,608
Global Net Lease, Inc.	141,888	1,336,585
Highwoods Properties, Inc.	41,491	933,133
Innovative Industrial Properties, Inc.(b)	23,560	1,247,738
MFA Financial, Inc.	123,614	1,249,738
Orchid Island Capital, Inc.(b)	157,261	1,170,022
Park Hotels & Resorts, Inc.(b)	107,942	1,220,824
PennyMac Mortgage Investment Trust	89,368	1,095,652
RLJ Lodging Trust	150,573	1,207,595

The accompanying notes are an integral part of these financial statements.

1

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mid-Cap REITs - (Continued)
Saul Centers, Inc.	36,595	$1,247,158
SL Green Realty Corp.(b)	25,769	949,588
TPG RE Finance Trust, Inc.	128,527	1,087,338
Two Harbors Investment Corp.	116,491	1,203,352
Universal Health Realty Income Trust	27,957	1,219,484
		30,637,301
Small-Cap REITs - 28.3%(a)
Adamas Trust, Inc.	158,142	1,303,090
Alpine Income Property Trust, Inc.	67,680	1,334,650
Angel Oak Mortgage REIT, Inc.	136,094	1,167,687
Ares Commercial Real Estate Corp.	227,825	1,143,682
Braemar Hotels & Resorts, Inc.	404,401	1,176,807
Brandywine Realty Trust	327,255	1,043,943
BRT Apartments Corp.	78,851	1,156,744
Chicago Atlantic Real Estate Finance, Inc.	91,243	1,108,602
Chimera Investment Corp.	92,809	1,263,131
Chiron Real Estate, Inc.	35,264	1,221,192
Clipper Realty, Inc.	312,791	963,396
Community Healthcare Trust, Inc.	75,432	1,289,133
CTO Realty Growth, Inc.	64,664	1,259,655
Gladstone Commercial Corp.	104,747	1,308,290
Invesco Mortgage Capital, Inc.	145,540	1,226,902
KKR Real Estate Finance Trust, Inc.	135,770	943,602
Modiv Industrial, Inc.	77,183	1,197,108
Nexpoint Real Estate Finance, Inc.	80,246	1,164,369
One Liberty Properties, Inc.	54,801	1,287,275
Ready Capital Corp.(b)	458,428	848,092
Redwood Trust, Inc.	221,584	1,340,583
Seven Hills Realty Trust	128,962	1,103,915
Sunrise Realty Trust, Inc.	116,729	1,093,751
TPG Mortgage Investment Trust, Inc.	143,691	1,162,460
		28,108,059
TOTAL COMMON STOCKS (Cost $91,153,459)		89,253,694
PREFERRED STOCKS - 9.5%
Preferreds Issued by U.S. REITs - 9.5%
ACRES Commercial Realty Corp., Series C, 9.59% (3 mo. Term SOFR + 5.93%), Perpetual	12,515	312,124
Adamas Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual (c)	14,310	325,982
Series E, 10.83% (3 mo. LIBOR USD + 6.43%), Perpetual (c)	12,631	321,333
AGNC Investment Corp.
Series C, 9.04% (3 mo. Term SOFR + 5.37%), Perpetual	12,351	314,580
Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual	12,809	319,456
Series E, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	12,486	316,021

The accompanying notes are an integral part of these financial statements.

2

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Preferreds Issued by U.S. REITs - (Continued)
Annaly Capital Management, Inc.
Series F, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	12,327	$319,762
Series G, 8.10% (3 mo. Term SOFR + 4.43%), Perpetual	12,491	315,897
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	18,011	309,249
Chimera Investment Corp.
Series B, 9.74% (3 mo. Term SOFR + 6.05%), Perpetual	12,951	306,162
Series C, 8.69% (3 mo. Term SOFR + 5.00%), Perpetual	14,056	309,091
Series D, 9.29% (3 mo. Term SOFR + 5.60%), Perpetual	13,009	307,533
Dynex Capital, Inc., Series C, 9.39% (3 mo. Term SOFR + 5.72%), Perpetual	12,208	317,042
Global Net Lease, Inc.
Series A, 7.25%, Perpetual	14,214	329,765
Series D, 7.50%, Perpetual	13,440	328,070
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	16,159	328,512
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual (b)	21,406	295,617
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	12,670	288,116
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	17,146	299,712
MFA Financial, Inc., Series C, 9.28% (3 mo. Term SOFR + 5.61%), Perpetual	13,249	302,872
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual	16,872	340,140
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual	16,546	313,712
Ready Capital Corp., Series E, 6.50%, Perpetual	22,334	259,074
Redwood Trust, Inc., 10.00% to 04/15/2028 then 5 yr. CMT Rate + 6.28%, Perpetual	13,112	327,970
Rithm Capital Corp.
Series A, 9.73% (3 mo. Term SOFR + 6.06%), Perpetual	12,442	316,276
Series B, 9.57% (3 mo. Term SOFR + 5.90%), Perpetual	12,515	313,876
Series C, 8.90% (3 mo. Term SOFR + 5.23%), Perpetual	12,737	309,891
TPG Mortgage Investment Trust, Inc., Series C, 10.40% (3 mo. Term SOFR + 6.74%), Perpetual	12,375	310,365
Two Harbors Investment Corp.
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR USD + 5.35%, Perpetual (c)	13,709	335,871
Series C, 8.94% (3 mo. Term SOFR + 5.27%), Perpetual	13,204	326,139
TOTAL PREFERRED STOCKS (Cost $9,109,279)		9,420,210
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(d)	6,926,306	6,926,306
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,926,306)		6,926,306

The accompanying notes are an integral part of these financial statements.

3

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60%(d)	433,072	$433,072
TOTAL MONEY MARKET FUNDS (Cost $433,072)		433,072
TOTAL INVESTMENTS - 106.8% (Cost $107,622,116)		$106,033,282
Liabilities in Excess of Other Assets - (6.8)%		(6,772,348)
TOTAL NET ASSETS - 100.0%		$99,260,934

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $6,728,012.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

4

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2026

	Shares	Value
COMMON STOCKS - 99.7%
Home Building Products & Materials - 15.9%
Beazer Homes USA, Inc.(a)	12,461	$318,752
Builders FirstSource, Inc.(a)	2,616	272,823
Cavco Industries, Inc.(a)	464	267,849
Century Communities, Inc.	4,357	292,921
Champion Homes, Inc.(a)	3,256	304,371
Dream Finders Homes, Inc. - Class A(a)	13,680	247,198
Eagle Materials, Inc.	1,267	283,555
Green Brick Partners, Inc.(a)	4,072	299,943
Installed Building Products, Inc.	1,027	336,609
Leggett & Platt, Inc.	28,764	335,963
Lennox International, Inc.	571	325,436
LGI Homes, Inc.(a)	5,394	279,949
Louisiana-Pacific Corp.	3,418	289,641
Millrose Properties, Inc.	8,718	273,396
Rayonier, Inc.	24,373	523,776
Simpson Manufacturing Co., Inc.	1,633	316,100
TopBuild Corp.(a)	617	276,601
Watsco, Inc.	789	329,273
Weyerhaeuser Co.	12,203	299,340
		5,873,496
Home Furnishings & Home Goods - 14.6%
A. O. Smith Corp.	4,234	330,252
American Woodmark Corp.(a)	5,395	270,289
Carrier Global Corp.	5,259	338,680
Floor & Decor Holdings, Inc. - Class A(a)	4,555	314,705
Fortune Brands Home & Security, Inc.	5,857	318,269
Hayward Holdings, Inc.(a)	17,726	283,616
La-Z-Boy, Inc.	7,308	261,042
Masco Corp.	4,429	317,205
Masterbrand, Inc.(a)	27,155	274,809
Mohawk Industries, Inc.(a)	2,508	314,177
Owens Corning	2,645	322,875
RH(a)	1,801	298,444
Sherwin-Williams Co.	818	296,599
Somnigroup International, Inc.	3,155	282,404
Trex Company, Inc.(a)	8,877	367,685
Wayfair, Inc. - Class A(a)	2,624	200,290
Whirlpool Corp.	3,756	257,023
Williams-Sonoma, Inc.	1,549	318,552
		5,366,916
Home Improvement Retailers - 6.4%
Home Depot, Inc.	3,097	1,179,090
Lowe’s Companies, Inc.	4,537	1,200,354
		2,379,444

The accompanying notes are an integral part of these financial statements.

5

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Homebuilders - 16.0%
DR Horton, Inc.	3,623	$581,093
KB Home	8,621	548,123
Lennar Corp. - Class A	4,317	493,692
M/I Homes, Inc.(a)	4,068	578,307
Meritage Homes Corp.	7,563	570,401
NVR, Inc.(a)	72	541,281
PulteGroup, Inc.	4,418	606,150
Taylor Morrison Home Corp.(a)	8,750	576,537
Toll Brothers, Inc.	4,038	634,935
Tri Pointe Homes, Inc.(a)	16,286	754,042
		5,884,561
Mortgage Lenders & Servicers - 10.5%
AGNC Investment Corp.	22,982	257,628
Annaly Capital Management, Inc.	10,744	249,691
Arbor Realty Trust, Inc.	27,728	219,883
Chimera Investment Corp.	19,365	263,558
Citizens Financial Group, Inc.	4,518	271,938
Ellington Financial, Inc.	17,144	212,929
Essent Group Ltd.	3,781	230,036
MFA Financial, Inc.	25,791	260,747
PennyMac Mortgage Investment Trust	18,646	228,600
PNC Financial Services Group, Inc.	1,263	268,198
Rithm Capital Corp.	21,419	215,261
Starwood Property Trust, Inc.	13,228	235,591
Truist Financial Corp.	5,195	256,165
Two Harbors Investment Corp.	24,305	251,071
UWM Holdings Corp.	45,871	202,291
Wells Fargo & Co.	2,843	231,562
		3,855,149
Property, Title & Mortgage Insurance - 5.0%
Allstate Corp.	1,102	236,401
F&G Annuities & Life, Inc.	241	5,459
Fidelity National Financial, Inc.	4,002	211,626
First American Financial Corp.	3,660	256,603
MGIC Investment Corp.	8,352	221,578
Old Republic International Corp.	5,155	220,995
Radian Group, Inc.	6,684	230,732
Stewart Information Services Corp.	3,171	225,109
Travelers Companies, Inc.	815	251,541
		1,860,044
Real Estate Technology, Brokerage & Services - 3.3%
Appfolio, Inc. - Class A(a)	1,033	183,626
Compass, Inc. - Class A(a)	48,732	475,137
CoStar Group, Inc.(a)	3,514	156,830

The accompanying notes are an integral part of these financial statements.

6

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
February 28, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Technology, Brokerage & Services - (Continued)
Rocket Cos., Inc. - Class A	13,547	$246,420
Zillow Group, Inc. - Class C(a)	3,320	148,138
		1,210,151
Residential REITs & Real Estate Operators - 28.0%(b)
American Homes 4 Rent - Class A	16,406	492,180
AvalonBay Communities, Inc.	2,942	521,411
Camden Property Trust	5,052	547,334
Centerspace	7,970	501,313
CubeSmart	14,656	602,948
Equity LifeStyle Properties, Inc.	8,437	566,629
Equity Residential	8,779	554,921
Essex Property Trust, Inc.	2,035	519,149
Extra Space Storage, Inc.	4,043	610,614
Independence Realty Trust, Inc.	31,379	519,950
Invitation Homes, Inc.	18,856	496,667
Mid-America Apartment Communities, Inc.	3,979	532,629
NexPoint Residential Trust, Inc.	16,801	473,620
Public Storage	1,972	605,522
Sun Communities, Inc.	4,145	565,627
UDR, Inc.	14,936	560,100
UMH Properties, Inc.	34,857	525,643
Ventas, Inc.	6,709	578,047
Welltower, Inc.	2,658	550,525
		10,324,829
TOTAL COMMON STOCKS (Cost $33,541,257)		36,754,590
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.60%(c)	77,845	77,845
TOTAL MONEY MARKET FUNDS (Cost $77,845)		77,845
TOTAL INVESTMENTS - 99.9% (Cost $33,619,102)		$36,832,435
Other Assets in Excess of Liabilities - 0.1%		22,171
TOTAL NET ASSETS - 100.0%		$36,854,606

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

7

HOYA CAPITAL ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
ASSETS:
Investments, at value	$106,033,282	$36,832,435
Dividends receivable	190,531	30,790
Security lending income receivable	1,331	—
Total assets	106,225,144	36,863,225
LIABILITIES:
Payable upon return of securities loaned	6,926,306	—
Payable to Adviser	37,904	8,619
Total liabilities	6,964,210	8,619
NET ASSETS	$99,260,934	$36,854,606
Net Assets Consists of:
Paid-in capital	$106,280,233	$35,332,798
Total distributable earnings/(accumulated losses)	(7,019,299)	1,521,808
Total net assets	$99,260,934	$36,854,606
Net assets	$99,260,934	$36,854,606
Shares issued and outstanding(a)	10,360,000	775,000
Net asset value per share	$9.58	$47.55
Cost:
Investments, at cost	$107,622,116	$33,619,102
Loaned Securities:
at value (included in investments)	$6,728,012	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

HOYA CAPITAL ETFs
STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2026

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
INVESTMENT INCOME:
Dividend income	$5,511,209	$814,427
Securities lending income	4,111	—
Total investment income	5,515,320	814,427
EXPENSES:
Investment advisory fee	460,362	106,218
Total expenses	460,362	106,218
Net investment income (loss)	5,054,958	708,209
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(898,821)	292,702
In-kind redemptions	695,041	2,477,401
Net realized gain (loss)	(203,780)	2,770,103
Net change in unrealized appreciation (depreciation) on:
Investments	(2,337,511)	(1,798,452)
Net change in unrealized appreciation (depreciation)	(2,337,511)	(1,798,452)
Net realized and unrealized gain (loss)	(2,541,291)	971,651
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,513,667	$1,679,860

The accompanying notes are an integral part of these financial statements.

9

HOYA CAPITAL ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Hoya Capital High Dividend Yield ETF		Hoya Capital Housing ETF
	Year Ended February 28,		Year Ended February 28,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$5,054,958	$4,266,700	$708,209	$786,022
Net realized gain (loss)	(203,780)	(1,172,036)	2,770,103	2,368,651
Net change in unrealized appreciation (depreciation)	(2,337,511)	6,070,573	(1,798,452)	1,531,904
Net increase (decrease) in net assets from operations	2,513,667	9,165,237	1,679,860	4,686,577
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,054,958)	(4,266,700)	(700,610)	(786,022)
From return of capital	(4,879,287)	(3,103,400)	(209,811)	(146,984)
Total distributions to shareholders	(9,934,245)	(7,370,100)	(910,421)	(933,006)
CAPITAL TRANSACTIONS:
Shares sold	28,283,950	43,817,652	4,532,123	3,599,103
Shares redeemed	(6,704,284)	(14,333,987)	(7,815,836)	(8,306,950)
ETF transaction fees (See Note 6)	—	27	—	—
Net increase (decrease) in net assets from capital transactions	21,579,666	29,483,692	(3,283,713)	(4,707,847)
Net increase (decrease) in net assets	14,159,088	31,278,829	(2,514,274)	(954,276)
NET ASSETS:
Beginning of the year	85,101,846	53,823,017	39,368,880	40,323,156
End of the year	$99,260,934	$85,101,846	$36,854,606	$39,368,880
SHARES TRANSACTIONS
Shares sold	2,930,000	4,200,000	100,000	75,000
Shares redeemed	(700,000)	(1,420,000)	(175,000)	(175,000)
Total increase (decrease) in shares outstanding	2,230,000	2,780,000	(75,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

10

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
FINANCIAL HIGHLIGHTS

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$10.47	$10.06	$11.28	$14.26	$14.92
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.52	0.59	0.61	0.62	0.23
Net realized and unrealized gain (loss) on investments(c)	(0.38)	0.85	(0.80)	(2.59)	(0.41)
Total from investment operations	0.14	1.44	(0.19)	(1.97)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.60)	(0.61)	(0.62)	(0.30)
Net realized gains	—	—	—	—	(0.01)
Return of capital	(0.50)	(0.43)	(0.42)	(0.39)	(0.17)
Total distributions	(1.03)	(1.03)	(1.03)	(1.01)	(0.48)
ETF transaction fees per share	—	0.00(d)	—	—	—
Net asset value, end of period	$9.58	$10.47	$10.06	$11.28	$14.26
Total return(e)	1.93%	14.82%	−1.33%	−14.20%	−1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,261	$85,102	$53,823	$32,385	$21,821
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.36%	0.25%
Ratio of net investment income (loss) to average net assets(f)	5.49%	5.68%	5.94%	5.06%	3.42%
Portfolio turnover rate(e)(g)	36%	36%	34%	33%	7%

(a)	Inception date of the Fund was September 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

HOYA CAPITAL HOUSING ETF
FINANCIAL HIGHLIGHTS

	Year Ended February 28,		Year Ended February 29, 2024	Year Ended February 28,
	2026	2025		2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$46.32	$42.45	$35.07	$39.64	$35.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.91	0.83	0.72	0.63	0.42
Net realized and unrealized gain (loss) on investments(b)	1.49	4.04	7.55	(4.46)	4.71
Total from investment operations	2.40	4.87	8.27	(3.83)	5.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.91)	(0.84)	(0.72)	(0.64)	(0.42)
Net realized gains	—	—	—	—	(0.01)
Return of capital	(0.26)	(0.16)	(0.17)	(0.10)	(0.13)
Total distributions	(1.17)	(1.00)	(0.89)	(0.74)	(0.56)
Net asset value, end of year	$47.55	$46.32	$42.45	$35.07	$39.64
Total return	5.36%	11.51%	23.94%	−9.62%	14.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$36,855	$39,369	$40,323	$35,069	$63,423
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	2.00%	1.81%	1.92%	1.80%	1.03%
Portfolio turnover rate(c)	12%	20%	18%	18%	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026
NOTE 1 – ORGANIZATION
Hoya Capital High Dividend Yield ETF and Hoya Capital Housing ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Hoya Capital High Dividend Yield ETF is to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index (the “Index”). The investment objective of the Hoya Capital Housing ETF is to track the performance, before fees and expenses, of the Hoya Capital Housing 100™ Index (the “Index”). Hoya Capital High Dividend Yield ETF commenced operations on September 21, 2021 and Hoya Capital Housing ETF commenced operations on March 19, 2019.
The end of the reporting period for the Funds is February 28, 2026. The current fiscal period is the period from March 1, 2025 through February 28, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

13

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Hoya Capital High Dividend Yield ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$89,253,694	$—	$—	$89,253,694
Preferred Stocks	9,420,210	—	—	9,420,210
Investments Purchased with Proceeds from Securities Lending^^	—	—	—	6,926,306
Money Market Funds	433,072	—	—	433,072
Total Investments	$99,106,976	$—	$—	$106,033,282

Hoya Capital Housing ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$36,754,590	$—	$—	$36,754,590
Money Market Funds	77,845	—	—	77,845
Total Investments	$36,832,435	$—	$—	$36,832,435

^^
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware

14

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 28, 2026, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Hoya Capital High Dividend Yield ETF	$(421,116)	$421,116
Hoya Capital Housing ETF	(2,504,516)	2,504,516

15

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
I.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hoya Capital Real Estate, LLC (the “Adviser”), serves as the investment adviser to the Funds. An affiliate of the Adviser, Hoya Capital Index Innovations (the “Index Provider”), serves as index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

Hoya Capital High Dividend Yield ETF	0.50%
Hoya Capital Housing ETF	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
Hoya Capital High Dividend Yield ETF may lend up to 331∕3 percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

16

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, Hoya Capital High Dividend Yield ETF loaned securities and received cash collateral for the loans.
The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
Hoya Capital High Dividend Yield ETF	$6,728,012	$6,926,306

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Fund’s Statement of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
Hoya Capital High Dividend Yield ETF	$4,111

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$32,491,566	$33,729,606
Hoya Capital Housing ETF	6,986,272	4,169,204

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

17

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Hoya Capital High Dividend Yield ETF	$27,691,651	$6,562,231
Hoya Capital Housing ETF	2,269,444	7,744,175

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at February 28, 2026 were as follows:

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
Tax cost of investments	$110,569,342	$33,763,456
Gross tax unrealized appreciation	9,595,838	7,180,073
Gross tax unrealized depreciation	(14,131,898)	(4,111,094)
Net tax unrealized appreciation (depreciation)	(4,536,060)	3,068,979
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(2,483,239)	(1,547,171)
Distributable earnings (accumulated losses)	$(7,019,299)	$1,521,808

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2026, the Funds did not elect to defer any post-October capital losses or late-year losses.
As of February 28, 2026, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
Hoya Capital High Dividend Yield ETF	$423,745	$2,059,495
Hoya Capital Housing ETF	28,694	1,518,477

The tax character of distributions paid by the Funds during the year ended February 28, 2026 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$5,054,958	$4,879,287
Hoya Capital Housing ETF	$700,610	$209,811

The tax character of distributions paid by the Funds during the year ended February 28, 2025 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$4,266,700	$3,103,400
Hoya Capital Housing ETF	$786,022	$146,984

18

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026(Continued)
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transaction fees. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated, and the Indexes are expected to be concentrated in housing and real estate-related industries. When the Funds focus their investments in a particular industry or sector, they thereby present a more concentrated risk and their performance will be especially sensitive to developments that significantly affect that industry or group of industries. In addition, the value of shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Construction and Housing Risk. The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

19

HOYA CAPITAL ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Hoya Capital ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hoya Capital ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of February 28, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hoya Capital High Dividend Yield ETF	For the year ended February 28, 2026	For the years ended February 28, 2026 and 2025	For the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023, and for the period from September 21, 2021 (commencement of operations) to February 28, 2022
Hoya Capital Housing ETF	For the year ended February 28, 2026	For the years ended February 28, 2026 and 2025	For the years ended February 28, 2026 and 2025, February 29, 2024, and February 28, 2023 and 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and securities lending agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2026

20

HOYA CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2026, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hoya Capital High Dividend Yield ETF	3.18%
Hoya Capital Housing ETF	48.85%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026 was as follows:

Hoya Capital High Dividend Yield ETF	5.10%
Hoya Capital Housing ETF	44.67%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Hoya Capital High Dividend Yield ETF	0.00%
Hoya Capital Housing ETF	0.00%

21

HOYA CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a -15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/7/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/7/2026

* Print the name and title of each signing officer under his or her signature.